6. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

6. CASH AND CASH EQUIVALENTS

	2019	2018
Bank accounts	210	108
Cash equivalents
Bank certificates of deposit (CDBs) (1)	290	555
Overnight (2)	36	228
	326	783
	536	891

(1)	Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued interest at 80% to 106%, of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário – CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) in 2019 (40% to 106% in 2018 and 50% to 106% in 2017). For these CDBs, the Company has repo transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
(2)	Overnight transactions are repos available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 4.39% in 2019 (6.39%, in 2018 and 6.89% in 2017). Their purpose is to settle the short-term obligations of the Company, or to be used in the acquisition of other assets with better return to replenish the portfolio.

Note 33 provides information in relation to the exposure of the Company to interest rate risks, and a sensitivity analysis of their effects on financial assets and liabilities.